Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA) - Warrants issued to investors tabular (Details) - shares		12 Months Ended			24 Months Ended
	Jun. 17, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Warrants outstanding, end of period		2,218,293			2,218,293
BSA 2018
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Warrants outstanding, beginning of period		442,477
Warrants outstanding, end of period		442,477	442,477		442,477
Number of shares which can be subscribed		442,477			442,477
BSA 2020
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Warrants outstanding, beginning of period		2,469,969
Number of warrants exercised		(9,556)
Warrants outstanding, end of period		2,460,413	2,469,969		2,460,413
Number of shares which can be subscribed		2,460,413			2,460,413
BSA 2021
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Warrants outstanding, beginning of period		398,476
Warrants outstanding, end of period		398,476	398,476		398,476
Number of shares which can be subscribed		398,476			398,476
BSA 2022
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Allocated		927,223
Warrants outstanding, end of period		927,233			927,233
Number of shares which can be subscribed		927,223			927,223
Pre-funded warrants 2023-07
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Allocated		828,334
Number of warrants exercised		(828,334)
BSA 2023-07
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Allocated		1,333,334
Warrants outstanding, end of period		1,333,334			1,333,334
Number of shares which can be subscribed		133,333,400			133,333,400
BSAR 2023-11
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Allocated		210,733,954
Number of warrants exercised		(2,477,006)
Warrants outstanding, end of period		208,256,948			208,256,948
Number of shares which can be subscribed		208,256,948			208,256,948
Pre-Funded Warrants
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Granted		828,334
Pre-Funded Warrants | Registered direct offering on the Nasdaq Capital Market
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Number of warrants exercised		82,833,400
BSA Warrants Issued As Equity Compensation
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Number of shares which can be subscribed		345,818,937	2,868,387		345,818,937
BSA Warrants Issued As Equity Compensation | Maximum
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Number of shares which can be subscribed			6,288,451
Founders share warrants
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Warrants outstanding, beginning of period		6,288,451	6,868,747		6,868,747
Number of warrants exercised			(2,152)
Expired		(1,235,874)	(578,144)
Warrants outstanding, end of period		5,052,877	6,288,451	6,868,747	5,052,877
Number of shares which can be subscribed		5,052,877			5,052,877
Founders share warrants | BSPCE Warrants issued 4/3/2020, Grant 1
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Warrants outstanding, beginning of period		831,298	875,673		875,673
Granted		1,333,333			1,333,333
Number of warrants exercised			2,152
Expired		(76,470)	(42,223)
Warrants outstanding, end of period		754,828	831,298	875,673	754,828
Number of shares which can be subscribed		754,828	831,298		754,828
Founders share warrants | BSPCE Warrants issued 4/3/2020, Grant 2
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Warrants outstanding, beginning of period		590,542	594,545		594,545
Granted		666,667			666,667
Expired		(38,235)	(4,303)
Warrants outstanding, end of period		552,307	590,542	594,545	552,307
Number of shares which can be subscribed		552,307	590,542		552,307
Founders share warrants | BSPCE Warrants issued 12/22/2020, Grant 1
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Warrants outstanding, beginning of period		640,803	725,250		725,250
Granted		999,393			999,393
Expired		(155,810)	(84,447)
Warrants outstanding, end of period		484,993	640,803	725,250	484,993
Number of shares which can be subscribed		484,993	640,803		484,993
Founders share warrants | BSPCE Warrants issued 12/22/2020, Grant 2
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Warrants outstanding, beginning of period		354,018	362,625		362,625
Granted		499,696			499,696
Expired		(78,280)	(8,607)
Warrants outstanding, end of period		275,738	354,018	362,625	275,738
Number of shares which can be subscribed		275,738	354,018		275,738
Founders share warrants | BSPCE Warrants Issued 09/15/2021 Grant 1
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Warrants outstanding, beginning of period		2,581,393	2,873,769		2,873,769
Granted		2,919,415			2,919,415
Expired		(591,386)	(292,376)
Warrants outstanding, end of period		1,990,007	2,581,393	2,873,769	1,990,007
Number of shares which can be subscribed		1,990,007	2,581,393		1,990,007
Founders share warrants | BSPCE Warrants Issued 09/15/2021 Grant 2
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Warrants outstanding, beginning of period		1,290,697	1,436,885		1,436,885
Granted				1,459,707	1,459,707
Expired		(295,693)	(146,188)
Warrants outstanding, end of period		995,004	1,290,697	1,436,885	995,004
Number of shares which can be subscribed		995,004	1,290,697		995,004
Free share warrants
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Warrants outstanding, beginning of period		1,591,334
Warrants outstanding, end of period		18,884,703	1,591,334		18,884,703
Share Subscription Warrants
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Warrants outstanding, beginning of period		3,310,922	2,935,348		2,935,348
Allocated		213,822,845	398,476
Number of warrants exercised		(3,314,896)	(22,902)
Warrants outstanding, end of period		213,818,871	3,310,922	2,935,348	213,818,871
Number of shares which can be subscribed		345,818,937	3,310,922		345,818,937
Share Subscription Warrants | BSA 2018
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Warrants outstanding, beginning of period		442,477	442,477		442,477
Warrants outstanding, end of period			442,477	442,477
Number of shares which can be subscribed			442,477
Share Subscription Warrants | BSA 2020
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Warrants outstanding, beginning of period		2,469,969	2,492,871		2,492,871
Number of warrants exercised			(22,902)
Warrants outstanding, end of period			2,469,969	2,492,871
Number of shares which can be subscribed			2,469,969
Share Subscription Warrants | BSA 2021
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Warrants outstanding, beginning of period		398,476
Granted	398,476
Allocated			398,476
Warrants outstanding, end of period			398,476
Number of shares which can be subscribed			398,476
Share Subscription Warrants | BSA 2023-07
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Granted		1,333,334
Number of warrants exercised		0
Share Subscription Warrants | BSAR 2023-11
Share subscription warrants (BSA), Founders share subscription warrants (BSPCE) and Free shares (AGA)
Granted		210,733,954
Number of warrants exercised		(2,477,006)